CONVERTIBLE NOTES - General (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 14, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings
Proceeds from convertible notes, net		$ 95,795
Long-term debt		667,995	$ 501,160	$ 309,847
Unsecured convertible senior subordinated notes due 2022
Disclosure of detailed information about borrowings
Aggregate principal amount	$ 100,000
Over-allotment option in aggregate principle amount	10,000
Proceeds from convertible notes, net	$ 95,795	$ 95,795
Interest rate (in percent)	2.25%
Initial conversion ratio	0.625
Initial conversion rate (per share) | $ / shares	$ 16.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Threshold percentage		130.00%
Redemption price (percentage)		100.00%
Purchase Price (percentage)		100.00%
Long-term debt		$ 110,116
Equity component of notes		24,110
Equity component net of tax		$ 17,603
Effective interest rate		7.80%
Accretion of convertible notes expensed		$ 2,807	0
Capitalized interest		2,090	$ 0
Fair value | Unsecured convertible senior subordinated notes due 2022
Disclosure of detailed information about borrowings
Long-term debt		$ 71,685
Discount cash flow term		5 years
Discount rate (percentage)		8.60%